Fair Values of Assets and Liabilities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Values of Assets and Liabilities (Textual) [Abstract]
Available-for-sale securities	$ 252,007,000,000		$ 235,199,000,000
Net unrealized gains (losses) on trading securities	(29,000,000)		305,000,000
Mortgages held for sale	13,879,000,000		42,305,000,000
Loans	825,799,000,000	[1]	799,574,000,000	[1]	769,631,000,000	757,267,000,000	782,770,000,000
Capital Lease Obligation	11,000,000		12,000,000
Total derivative loan commitments	(26,000,000)		497,000,000
Fair Value of cost method NMEI using NAV	1,500,000,000		816,000,000
Carrying Value of cost method NMEI using NAV	1,400,000,000		651,000,000
Fair Value of NMEI using NAV	88,000,000		21,000,000
Carrying Value of NMEI using NAV	88,000,000		21,000,000
FV of NMEI in private equity funds where nonrecurring FV adjustments were recorded	505,000,000
Fair Value Disclosure, Transfers out of AFS to HTM, amount	6,000,000,000
Fair Value Disclosure, Transfers out of AFS to HTM, Excluded from transfers between levels, amount	6,000,000,000
Offshore Funds [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Redemption restriction for investment	144,000,000		189,000,000
US States And Political Subdivisions [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Transfers from Level 3 to Level 2			9,400,000,000
Lease Financing [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	12,034,000,000		12,424,000,000		13,117,000,000	13,094,000,000	14,210,000,000
Non modified loans [Member] | Maximum [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Cost to service per loan	302		437
Non modified loans [Member] | Minimum [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Cost to service per loan	86		90
Residential [Member] | Government Insured Or Guaranteed [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Mortgages held for sale	825,000,000		942,000,000
Residential [Member] | Non Government Insured Or Guaranteed [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Mortgages held for sale	68,000,000		103,000,000
Consumer [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	445,043,000,000		438,376,000,000		424,181,000,000	435,209,000,000	446,305,000,000
Collateralized debt obligations [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Total trading securities	2,000,000		21,000,000
Available-for-sale securities	693,000,000		644,000,000
Trading and available for sale securities	695,000,000		665,000,000
Available for sale Securities [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Collateralized Loan Obligations, Transfers from Level 3 to Level 2	12,500,000,000
Trading assets [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Collateralized Loan Obligations, Transfers from Level 3 to Level 2	231,000,000
Carrying amount [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loan Commitments And Standby, Commercial And Similar Letters of Credit	597,000,000		586,000,000
Estimated fair value [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	798,413,000,000		772,351,000,000
Loan Commitments And Standby, Commercial And Similar Letters of Credit	597,000,000		586,000,000
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	0		0
Estimated fair value [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	58,350,000,000		56,237,000,000
Estimated fair value [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	$ 740,063,000,000		$ 716,114,000,000

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.